Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share	7. Earnings per share

The earnings per share calculations are based on the average number of share units representing the ordinary shares of PLC in issue during the period, less the average number of shares held as treasury shares. On 8 December 2025, Unilever PLC ordinary shares were consolidated to maintain share price comparability before and after the demerger of the Ice Cream business. Shareholders received 8 new Unilever shares with a nominal value of 3 1/2 pence each for every 9 existing ordinary shares which had a nominal value of 3 1/9 pence each. The overall effect of the share consolidation and demerger dividend did not constitute a share repurchase at fair value, therefore the average number of shares has been adjusted retrospectively for the impact of the share consolidation in all periods presented.
In calculating diluted earnings per share, a number of adjustments are made to the number of shares, principally, the exercise of share plans by employees.

Earnings per share for total operations for the 12 months were as follows:

	€ 2025	€ 2024	€ 2023
Basic earnings per share from continuing operations	2.60	2.45	2.68
Basic earnings per share from discontinued operations	1.73	0.14	0.22
Total basic earnings per share	4.33	2.59	2.90

	€ 2025	€ 2024	€ 2023
Diluted earnings per share from continuing operations	2.59	2.44	2.67
Diluted earnings per share from discontinued operations	1.73	0.14	0.22
Total diluted earnings per share	4.32	2.58	2.89

	Millions of share units
Calculation of average number of share units	2025	2024	2023
Average number of shares pre consolidation	2,515.6	2,520.9	2,587.0
Less: treasury shares held by employee share trusts and companies	(58.6)	(28.3)	(71.1)
Impact of share consolidation	(273.0)	(277.0)	(279.5)
Average number of shares – used for basic earnings per share	2,184.0	2,215.6	2,236.4
Add: dilutive effect of share-based compensation plans	11.3	12.9	14.6
Diluted average number of shares – used for diluted earnings per share	2,195.3	2,228.5	2,251.0

Calculation of earnings – continuing operations	€ million 2025	€ million 2024	€ million 2023
Net profit	6,213	6,039	6,637
Non-controlling interests	(531)	(609)	(635)
Net profit attributable to shareholders’ equity – used for basic and diluted earnings per share	5,682	5,430	6,002

Calculation of earnings – discontinued operations	€ million 2025	€ million 2024	€ million 2023
Net profit	3,798	330	503
Non-controlling interests	(11)	(16)	(18)
Net profit attributable to shareholders’ equity – used for basic and diluted earnings per share	3,787	314	485